Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 15, 2024 USD ($) shares $ / shares	Feb. 14, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Executive Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Committee’s regularly scheduled meeting held in February of each year, which is scheduled more than a year in advance. At the Committee meeting, the Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options.

In 2024, the grant date for Ms. West and Mr. Click were delayed by one day to the date of the regularly scheduled Board meeting given their pending promotions which were approved by the Board of Directors at that time.

The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. The Committee also does not take MNPI into account when determining the timing and terms of annual equity award grants.
The following table presents information regarding stock options issued to our NEOs in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filings or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Option Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI(1)

R. Andrew Clyde	2/14/24	14,300	$391.54	$1,914,913	2.50%	1.22%
Mindy K. West	2/15/24	4,200	$392.66	$564,018	2.50%	1.22%
Chris A. Click	2/15/24	1,700	$392.66	$228,293	2.50%	1.22%
Renee M. Bacon	2/14/24	1,300	$391.54	$174,083	2.50%	1.22%
Robert J. Chumley	2/14/24	1,300	$391.54	$174,083	2.50%	1.22%
(1)On February 16, 2024, the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The percentage change in the closing market price of Murphy USA’s common stock between the trading day ending immediately prior to the filing (February 15, 2024) and the trading day beginning immediately following the filing (February 20, 2024) is +2.50%. On February 21, 2024, the Company announced in an 8-K the promotions of Ms. West and Mr. Click and the hiring of Mr. Jeff. The percentage change in the closing market price of Murphy USA’s common stock between the trading day ending immediately prior to this filing and the trading day beginning immediately following this filing is +1.22%

Award Timing Method
It is the Executive Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Committee’s regularly scheduled meeting held in February of each year, which is scheduled more than a year in advance. At the Committee meeting, the Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
It is the Executive Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Committee’s regularly scheduled meeting held in February of each year, which is scheduled more than a year in advance. At the Committee meeting, the Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Option Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI(1)

R. Andrew Clyde	2/14/24	14,300	$391.54	$1,914,913	2.50%	1.22%
Mindy K. West	2/15/24	4,200	$392.66	$564,018	2.50%	1.22%
Chris A. Click	2/15/24	1,700	$392.66	$228,293	2.50%	1.22%
Renee M. Bacon	2/14/24	1,300	$391.54	$174,083	2.50%	1.22%
Robert J. Chumley	2/14/24	1,300	$391.54	$174,083	2.50%	1.22%
(1)On February 16, 2024, the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The percentage change in the closing market price of Murphy USA’s common stock between the trading day ending immediately prior to the filing (February 15, 2024) and the trading day beginning immediately following the filing (February 20, 2024) is +2.50%. On February 21, 2024, the Company announced in an 8-K the promotions of Ms. West and Mr. Click and the hiring of Mr. Jeff. The percentage change in the closing market price of Murphy USA’s common stock between the trading day ending immediately prior to this filing and the trading day beginning immediately following this filing is +1.22%

R. Andrew Clyde [Member]
Awards Close in Time to MNPI Disclosures
Name			R. Andrew Clyde
Underlying Securities | shares			14,300
Exercise Price | $ / shares			$ 391.54
Fair Value as of Grant Date | $			$ 1,914,913
Underlying Security Market Price Change			2.5
Mindy K. West [Member]
Awards Close in Time to MNPI Disclosures
Name		Mindy K. West
Underlying Securities | shares		4,200
Exercise Price | $ / shares		$ 392.66
Fair Value as of Grant Date | $		$ 564,018
Underlying Security Market Price Change		1.22
Chris A. Click [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris A. Click
Underlying Securities | shares		1,700
Exercise Price | $ / shares		$ 392.66
Fair Value as of Grant Date | $		$ 228,293
Underlying Security Market Price Change		1.22
Renee M. Bacon [Member]
Awards Close in Time to MNPI Disclosures
Name			Renee M. Bacon
Underlying Securities | shares			1,300
Exercise Price | $ / shares			$ 391.54
Fair Value as of Grant Date | $			$ 174,083
Underlying Security Market Price Change			2.5
Robert J. Chumley [Member]
Awards Close in Time to MNPI Disclosures
Name			Robert J. Chumley
Underlying Securities | shares			1,300
Exercise Price | $ / shares			$ 391.54
Fair Value as of Grant Date | $			$ 174,083
Underlying Security Market Price Change			2.5